Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Line of Credit

NOTE 8 – LINE OF CREDIT

On October 9, 2019, Orbital Satcom Corp., entered into a short-term loan agreement for $29,000, with Amazon. The one-year term loan is paid monthly, has an interest rate of 9.72%, with late payment penalty interest of 11.72%. For the nine months ended September 30, 2020 and 2019, the Company recorded interest expense of $725 and $0, respectively. The short-term line of credit balance as of September 30, 2020 and December 31, 2019, was $4,798 and $24,483, respectively.

NOTE 8 – LINE OF CREDIT

On October 9, 2019, Orbital Satcom Corp., entered into a short-term loan agreement for $29,000, with Amazon. The one-year term loan is paid monthly, has an interest rate of 9.72%, with late payment penalty interest of 11.72%. For the years ended December 31, 2019 and 2018, the Company recorded interest expense of $574 and $0, respectively. The short-term line of credit balance as of December 31, 2019 and 2018, was $24,483 and $0.